As filed with the Securities and Exchange Commission on September 7, 2007

File No. 333-119919

811-04721

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 5	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 34	☒
(Check appropriate box or boxes.)

Phoenix Life Variable Universal Life Account

(Exact Name of Registrant)

Phoenix Life Insurance Company

(Name of Depositor)

One American Row, Hartford, Connecticut	06103-2899
(Address of Depositor’s Principal Executive Offices)	(Zip Code)

(800) 447-4312

(Depositor’s Telephone Number, including Area Code)

John H. Beers, Esq.

Phoenix Life Insurance Company

One American Row

Hartford, CT 06102-2899

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on September 7, 2007 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

This post-effective amendment incorporates by reference the prospectus and Statement of Additional Information dated May 1, 2007, as filed in post-effective amendment number 4 to Registration Statement on Form N-6 (File No. 333-119919) filed on April 26, 2007. This post-effective amendment also incorporated by reference Supplement dated June 18, 2007 to various prospectuses including Phoenix Express VUL, filed pursuant to Rule 497(e) under the Securities Act of 1933 on June 18, 2007 in connection with the Registration Statement (File No. 333-119919).

Phoenix Life Variable Accumulation Account	Phoenix Life Variable Universal Life Account
Freedom Edge®	Corporate Edge
Asset Manager	Estate Edge®
The Phoenix Edge® – VA NY	Estate Strategies
Phoenix Income Choice®	Executive Benefit VUL
Phoenix Investors Edge®	Flex Edge
Phoenix Spectrum Edge®	Flex Edge Success®
Retirement Planners Edge	Individual Edge®
Phoenix DimensionsSM	Joint Edge®
Big Edge	Phoenix Executive VUL®
The Big Edge Plus®	Phoenix Express VULSM
Group Strategic Edge®	The Phoenix Edge®
The Big Edge Choice® – NY	The Phoenix Edge® – SPVL
Phoenix Spectrum Edge®+	Phoenix Express VUL® with GMWB

PHL Variable Accumulation Account	Phoenix Life and Annuity Variable Universal Life Account
Freedom Edge®	Corporate Edge
Asset Manager	Executive Benefit VUL
The Phoenix Edge® – VA
Phoenix Income Choice®	PHLVIC Variable Universal Life Account
Phoenix Investors Edge®	The Phoenix Edge® – SVUL
Phoenix Premium Edge®	The Phoenix Edge® – VUL
Phoenix Spectrum Edge®	Phoenix Express VULSM
Retirement Planners Edge	Phoenix Express VULSM with GMWB
Phoenix DimensionsSM
The Big Edge Choice®
Phoenix Spectrum Edge®+

This supplement amends the prospectuses dated May 1, 2007 for each of the above variable annuity and variable universal life products and should be read with those prospectuses. This supplement, any other supplement dated since May 1, 2007, and the related prospectus together constitute a new prospectus dated September 7, 2007.

The following changes are effective on Monday, September 10, 2007

❖	The following investment options are added to the first page of your prospectus:

Sentinel Variable Products Trust

❖  Sentinel Variable Products Balanced Fund

❖  Sentinel Variable Products Bond Fund

❖  Sentinel Variable Products Common Stock Fund

❖  Sentinel Variable Products Mid Cap Growth Fund

❖  Sentinel Variable Products Small Company Fund

❖	The following is added to the Summary of Expenses section of your prospectus:

Annual Fund Expenses (as a percentage of fund average net assets for the year ended 12/31/06)

Series	Investment Management Fee	Rule 12b-1 or Service Fees	Other Operating Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Expenses	Contractual Reimbursements & Waivers	Total Net Annual Fund Expenses
Sentinel Variable Products Balanced Fund	0.55%	0.00%	0.26%	N/A	0.81%	N/A	N/A
Sentinel Variable Products Bond Fund	040%	0.00%	0.28%	N/A	0.68%	N/A	N/A
Sentinel Variable Products Common Stock Fund	0.38%	0.00%	0.23%	N/A	0.61%	N/A	N/A
Sentinel Variable Products Mid Cap Growth Fund	0.48%	0.00%	0.29%	N/A	0.77%	N/A	N/A
Sentinel Variable Products Small Company Fund	0.40%	0.00%	0.25%	N/A	0.65%	N/A	N/A

TF930	1

❖	The following is added to the APPENDIX A – Investment Options section of your prospectus:

Fund Name	Investment Objective	Investment Advisor / Subadvisor
Sentinel Variable Products Balanced Fund	Seeks a combination of growth of capital and current income, with relatively low risk and relatively low fluctuations in value.	Sentinel Asset Management, Inc.
Sentinel Variable Products Bond Fund	Seeks high current income while seeking to control risk.	Sentinel Asset Management, Inc.
Sentinel Variable Products Common Stock Fund	Seeks a combination of growth of capital, current income, growth of income and relatively low risk as compared with the stock market as a whole.	Sentinel Asset Management, Inc.
Sentinel Variable Products Mid Cap Growth Fund	Seeks growth of capital.	Sentinel Asset Management, Inc.
Sentinel Variable Products Small Company Fund	Seeks growth of capital.	Sentinel Asset Management, Inc.

❖	All references in the prospectus to the “Rydex Variable Trust Inverse Government Long Bond Fund” are hereby replaced with “Rydex Variable Trust Inverse Government Long Bond Strategy Fund”.

❖	If your contract or policy offers a Guaranteed Minimum Accumulation Benefit (GMAB) or a Guaranteed Minimum Withdrawal Benefit (GMWB):

1.	In the section entitled Additional Programs, the second paragraph of the Program Required for GMAB and GMWB sub-section is deleted and replaced with the following paragraph:

You should consult with your registered representative when you initially select a program and periodically review your program with your registered representative to determine if you need to change programs or options. You may, at any time, switch your current program or option to another as well as to any modified or new programs or options the Company may make available. Although you may cancel your participation in a program, you should consult your registered representative before doing so, as canceling the program will cause GMAB or GMWB to terminate without value. You may later re-enroll in a program but re-enrollment will not reinstate GMAB or GMWB if it already terminated. If a program is eliminated while GMAB or GMWB are in effect, you will receive notice of such elimination, and you must choose, in consultation with your registered representative, among the other programs and options available at that time. Otherwise, GMAB or GMWB will terminate without value.

2.	Additionally, all references in the prospectus to a requirement to make program or option changes within the 30-day period surrounding the contract or policy anniversary (15 days prior and 15 days following) are hereby deleted.

❖

For all prospectuses listed above, except Corporate Edge, Executive Edge and Phoenix Executive VUL® , the Phoenix-Ibbotson Strategic Asset Allocation section of the prospectus is supplemented as follows:

If you elect to participate in the Phoenix-Ibbotson Strategic Asset Allocation program on and after September 10, 2007, on an annual basis we will reallocate the contract or policy value allocated to the investment options included in the program so that, following this reallocation, the percentage in each investment option equals the percentage originally used for the program. We will make this reallocation effective on the valuation date immediately preceding each anniversary of your contract date or policy date, as applicable, for as long as the asset allocation program is in effect for your contract or policy.

❖	The variable annuity prospectuses listed above are supplemented by the following information:

Any reference in the prospectus indicating that you may participate in either the Dollar Cost Averaging Program or Asset Rebalancing Program, but not both at one time, does not apply in the following situation:

If you elect to participate in either

(1)	the Franklin Templeton Founding Investment Strategy; or
(2)	the Phoenix-Ibbotson Strategic Asset Allocation Program,

then you can also elect to participate in one or both of the following:

(1)	Dollar Cost Averaging, or, if provided by your contract, Enhanced Dollar Cost Averaging, and
(2)	Asset Rebalancing with annual rebalancing in the Phoenix-Ibbotson Strategic Asset Allocation Program, or Asset Rebalancing with monthly rebalancing in the Franklin Templeton Founding Investment Strategy.

TF930	2

For contracts that offer Enhanced Dollar Cost Averaging: If you elect both the Enhanced Dollar Cost Averaging Program and the Asset Rebalancing Program, the total amount of your dollar cost averaging transfer must be allocated to the asset allocation program in effect for your contract.

❖	The variable universal life prospectuses listed above, other than the prospectuses for Corporate Edge, Executive Edge and Phoenix Executive VUL® , are supplemented with the following information:

Any reference in the prospectus indicating that you may participate in either the Dollar Cost Averaging Program or Asset Rebalancing Program, but not both at one time, will not apply in the following situation:

If you elect to participate in either

(1)	the Franklin Templeton Founding Investment Strategy; or
(2)	the Phoenix-Ibbotson Strategic Asset Allocation Program,

then you can also elect to participate in one or both of the following:

(1)	Dollar Cost Averaging, and
(2)	Asset Rebalancing with annual rebalancing in the Phoenix-Ibbotson Strategic Asset Allocation Program, or Asset Rebalancing with monthly rebalancing in the Franklin Templeton Founding Investment Strategy.

Additionally, if your policy was issued on and after September 10, 2007 and Enhanced Dollar Cost Averaging is a policy feature, if you elect to participate in either

(1)	the Franklin Templeton Founding Investment Strategy; or
(2)	the Phoenix-Ibbotson Strategic Asset Allocation Program,

then you can also elect to participate in one or both of the following programs:

(1)	Enhanced Dollar Cost Averaging, and
(2)	Asset Rebalancing with annual rebalancing in the Phoenix-Ibbotson Strategic Asset Allocation Program, or Asset Rebalancing with monthly rebalancing in the Franklin Templeton Founding Investment Strategy.

For contracts that offer Enhanced Dollar Cost Averaging: If you elect both the Enhanced Dollar Cost Averaging Program and the Asset Rebalancing Program, the total amount of your dollar cost averaging transfer must be allocated to the asset allocation program in effect for your policy.

❖	For the variable annuity prospectuses listed above that describe contracts offering the Enhanced Dollar Cost Averaging Program:

1.	the following information is added to the Dollar Cost Averaging sub-section of the prospectus within the Additional Programs section.

You may cancel an Enhanced Dollar Cost Averaging Program at any time. If you choose to cancel an Enhanced Dollar Cost Averaging Program prior to the end of your chosen program period, the interest rate that will apply to the amounts you have allocated to your program, less any applicable contract or policy charges, will not be affected by the early termination. Instead, the interest rate that will apply is the rate that had been in effect for the program period you elected at the time you made the election. If you cancel your program before the end of the period you originally elected, you will not earn program interest following the valuation date on which your program terminates.

2.	The requirement that transfers out of the Guaranteed Interest Account (GIA) be made over a 4-year period in certain percentages each year does not apply to transfers from the GIA as a result of termination of an Enhanced Dollar Cost Averaging Program prior to the end of the program period. Consequently, any reference in the prospectuses to this requirement is limited as described above.

Dated: September 7, 2007	Please keep this supplement for future reference.

TF930	3

Phoenix Life Variable Accumulation Account	Phoenix Life Variable Universal Life Account
Freedom Edge®	Corporate Edge
Asset Manager	Estate Edge®
The Phoenix Edge® – VA NY	Estate Strategies
Phoenix Income Choice®	Executive Benefit VUL
Phoenix Investors Edge®	Flex Edge
Phoenix Spectrum Edge®	Flex Edge Success®
Retirement Planners Edge	Individual Edge®
Phoenix DimensionsSM	Joint Edge®
Big Edge	Phoenix Executive VUL®
The Big Edge Plus®	Phoenix Express VULSM
Group Strategic Edge®	The Phoenix Edge®
The Big Edge Choice® – NY	The Phoenix Edge® – SPVL
Phoenix Spectrum Edge®+	Phoenix Express VUL® with GMWB

PHL Variable Accumulation Account	Phoenix Life and Annuity Variable Universal Life Account
Freedom Edge®	Corporate Edge
Asset Manager	Executive Benefit VUL
The Phoenix Edge® – VA
Phoenix Income Choice®	PHLVIC Variable Universal Life Account
Phoenix Investors Edge®	The Phoenix Edge® – SVUL
Phoenix Premium Edge®	The Phoenix Edge® – VUL
Phoenix Spectrum Edge®	Phoenix Express VULSM
Retirement Planners Edge	Phoenix Express VULSM with GMWB
Phoenix DimensionsSM
The Big Edge Choice®
Phoenix Spectrum Edge®+

This supplement amends the Statement of Additional Information dated May 1, 2007 for each of the above variable annuity and variable universal life products and should be read with those Statements of Additional Information. This supplement and the related Statement of Additional Information together constitute a new Statement of Additional Information dated September 7, 2007.

The following disclosure is added to the section of the Statement of Additional Information entitled Services.

Under an Administrative and Accounting Services Agreement between PFPC, INC. (PFPC) and the Company, PFPC provides certain services related to the Separate Account. These services include computing subaccount unit value for each subaccount of the Separate Account on each valuation date, preparing annual financial statements for the Separate Account, filing the Separate Account annual reports on Form N-SAR with the SEC, and maintaining certain books and records required by law on behalf of the Separate Account. The Company pays PFPC fees for these services. The total fee includes a flat annual charge per subaccount, an annual base fee for the company and its affiliates utilizing the services, and license and service fees for certain software used in providing the services. During the last three fiscal years, the Company and insurance company affiliates of the Company have paid PFPC the fees listed below for services provided to the Separate Account, other separate accounts of the Company, and separate accounts of insurance company affiliates of the Company.

Year ended December 31	Fee Paid
2004	$2,059,968.19
2005	$548,916.20
2006	$537,086.62

Dated: September 7, 2007	Please keep this supplement for future reference.

TF931	1

Part C

Other Information

Item 26.	Exhibits.

(a)	Board of Directors Resolution.

Resolution of the Board of Directors of Phoenix Life Insurance Company (formerly Phoenix Home Life Mutual Insurance Company) establishing the Phoenix Mutual Variable Universal Life Account is incorporated by reference to Post-Effective Amendment No. 14 on Form S-6 (File No. 033-06793) filed via EDGAR on April 29, 1998.

(b)	Custodian Agreements.

Not applicable.

(c)	Underwriting Contracts.

(1)	Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated November 1, 2000, is incorporated by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 033-06793) filed via EDGAR on April 30, 2004.

(2)	Form of Broker Dealer Supervisory and Service Agreement between Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of Policies is incorporated by reference to Post-Effective Amendment No. 27 on Form N-6 (File No. 033-06793) filed via EDGAR on April 25, 2005.

(d)	Contracts.

(1)	Fixed and Flexible Premium Variable Universal Life Insurance Policy Form Number V616 of the Depositor is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-6 (File No. 333-119919) filed via EDGAR on February 9, 2005.

(2)	Form of Fixed and Flexible Premium Variable Universal Life Insurance Policy, Form Number 06PEXVUL of Depositor is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-6 (File No. 333-119919) filed via EDGAR on February 9, 2005.

(3)	Form of Fixed and Flexible Premium Variable Universal Life Insurance Policy Form Number 06PEXVUL replacement pages (sections 18 and 20) of Depositor is incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-119919) filed via EDGAR on August 11, 2006.

(e)	Applications.

(1)	Form of application for this product, Form Number OL4138 of the Depositor is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-6 (File No. 333-119919) filed via EDGAR on February 9, 2005.

(2)	Forms of application for this product, Form Numbers OL4248ME.1, OL4248NY, OL4250ME and OL4250NY of the Depositor is incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-119919) filed via EDGAR on August 11, 2006.

(f)	Depositor’s Certificate of Incorporation and By laws.

(1)	Amended and Restated Charter of Phoenix Life Insurance Company dated December 20, 2004 is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-6 (File No. 333-119919) via EDGAR on February 9, 2005.

(2)	Amended and Restated bylaws of Phoenix Life Insurance Company dated February 2, 2006 is incorporated by reference to Post-Effective Amendment No. 18 on Form N-6 (File No. 333-23171) filed via EDGAR on April 27, 2006.

(g)	Reinsurance Contracts.

Not applicable.

(h)	Participation Agreements.

(1) (a)	Participation Agreement dated May 1, 2000 between Phoenix Home Life Mutual Insurance Company, PHL Variable Insurance Company, Franklin Templeton Variable Insurance Products Trust, and Franklin Templeton Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793) filed via EDGAR on April 29, 2002.

(b)	Amendment dated May 1, 2000 to Participation Agreement between Phoenix Home Life Mutual Insurance Company, PHL Variable Insurance Company, Franklin Templeton Variable Insurance Products Trust, and Franklin Templeton Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793) filed via EDGAR on April 29, 2002.

(c)	Amendment to Participation Agreement dated May 3, 2004 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Life Insurance Company, and PHL Variable Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 9 on Form N-6 (File No. 333-76778) filed via EDGAR on April 27, 2006.

(d)	Amendment No. 3 to Participation Agreement as of May 1, 2006, by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Life Insurance Company, and PHL Variable Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 9 on Form N-6 (File No. 333-119916) filed via EDGAR on August 14, 2006.

(2) (a)	Participation Agreement dated April 18, 1995 between Phoenix Home Life Mutual Insurance Company and Wanger Advisors Trust is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793) filed via EDGAR on April 29, 2002.

(b)	Amendment No. 1 dated December 16, 1996 to Participation Agreement between Phoenix Home Life Mutual Insurance Company and Wanger Advisors Trust is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793) filed via EDGAR on April 29, 2002.

(3)	Fund Participation Agreement dated July 15, 1999 among Phoenix Home Life Mutual Insurance Company, Insurance Series, and Federated Securities Corp. is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793) filed via EDGAR on April 29, 2002.

(4) (a)	Fund Participation Agreement dated July 19, 1999 among Phoenix Home Life Mutual Insurance Company, BT Insurance Funds Trust and Bankers Trust Company, is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793) filed via EDGAR on April 29, 2002.

(b)	Amendment No. 1 dated April 27, 2001 to the Fund Participation Agreement among Phoenix Home Life Mutual Insurance Company, Deutsche Asset Management VIT Funds and Bankers Trust Company, is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793) filed via EDGAR on April 29, 2002.

(c)	Amendment No. 2 dated October 29, 2001 to the Fund Participation Agreement among Phoenix Life Insurance Company, Deutsche Asset Management VIT Funds and Deutsche Asset Management, Inc. is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793) filed via EDGAR on April 29, 2002.

(5)	Participation Agreement dated May 1, 2006 among The Universal Institutional Funds, Inc., Morgan Stanley Distribution Inc., Morgan Stanley Investment Management Inc. and Phoenix Life Insurance Company is incorporated by reference to Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123035) filed via EDGAR on December 19, 2006.

(6)	Participation Agreement dated June 1, 2000 among Phoenix Home Life Mutual Insurance Company, The Alger American Fund and Fred Alger & Company, Incorporated is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793) filed via EDGAR on April 29, 2002.

(7)	Participation Agreement dated June 1, 2000 among Phoenix Home Life Mutual Insurance Company, Variable Insurance Products Fund, II and III and Fidelity Distributors Corporation is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793) filed via EDGAR on April 29, 2002.

(8)	Participation Agreement dated March 29, 2001 among Phoenix Home Life Mutual Insurance Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793) filed via EDGAR on April 29, 2002.

(9)	Amended and Restated Participation Agreement dated January 1, 2007 among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company is incorporated by reference to Post-Effective Amendment No. 27 on Form N-6 (File No. 033-87376) filed via EDGAR on February 20, 2007.

(10)	Participation Agreement dated May 1, 2006 among Phoenix Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC is incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-119919) filed via EDGAR on August 14, 2006.

(11)	Fund Participation Agreement dated May 5, 2006 among Phoenix Life Insurance Company, Neuberger Berman Advisors Management Trust and Neuberger Berman Management, Inc. is incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-119919) filed via EDGAR on August 14, 2006.

(12)	Participation Agreement dated April 25, 2005 among Phoenix Life Insurance Company, Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. is incorporated by reference to Post-Effective Amendment No. 18 on Form N-6 (File No. 333-23171) filed via EDGAR on April 27, 2006.

(13)	Participation Agreement dated April 14, 2005 among Phoenix Life Insurance Company, Lord Abbett Series Fund, Inc., and Lord Abbett Distributor, LLC is incorporated by reference to Post-Effective Amendment No. 18 on Form N-6 (File No. 333-23171) filed via EDGAR on April 27, 2006.

(14)	Participation Agreement dated May 1, 2006 among Phoenix Life Insurance Company, Oppenheimer Variable Account Funds and OppenheimerFunds is incorporated by reference to Registrant’s Post-Effective Amendment No. 3 on Form N-6 (File No. 333-119919) filed via EDGAR on August 14, 2006.

(15)	Participation Agreement among Phoenix Life Insurance Company, Rydex Variable Trust and Rydex Distributors, Inc. dated May 30, 2003 is incorporated by reference to Registrant’s Post-Effective Amendment No. 26 on Form N-6 (File No. 033-06793) filed via EDGAR on April 30, 2004.

(16)	Participation Agreement dated September 7, 2007 among Phoenix Life Insurance Company, Sentinel Variable Products Trust and Sentinel Financial Services Company is incorporated by reference to Post-Effective Amendment No. 5 on Form N-4 (File No. 333-123040) filed via EDGAR on or about September 6, 2007.

(i)	Administrative Contracts.

(1)	Service Agreement dated January 1, 2003 between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, is incorporated by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 033-06793) filed via EDGAR on April 30, 2004.

(2)	First Amendment to Service Agreement dated November 11, 2003 between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, is incorporated by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 033-06793) filed via EDGAR on April 30, 2004).

(3)	Second Amendment to Service Agreement dated February 27, 2004 between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-6 (File No. 333-119919) filed via EDGAR on February 9, 2005.

(4)	Third Amendment to Service Agreement dated November 15, 2004 between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, Post-Effective Amendment No. 1 on Form N-6 (File No. 333-119919) filed via EDGAR on April 25, 2005.

(5)	Fourth Amendment to Service Agreement dated November 13, 2005 by and among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, is incorporated herein by reference to Post-Effective Amendment No. 18 on Form N-6 (File No. 333-23171) filed via EDGAR on April 27, 2006.

(j)	Other Material Contracts.

(1)	Amended and Restated Administration and Accounting Services Agreement dated March 1, 2003 by and between Phoenix Life Insurance Company and PFPC, INC. is incorporated by reference to Post-Effective Amendment No. 5 on Form N-4 (File No. 333- 123035), filed via EDGAR on or about September 6, 2007.

(2)	Amendment dated January 1, 2005 to Amended and Restated Administration and Accounting Services Agreement between Phoenix Life Insurance Company and PFPC, INC. is incorporated by reference to Post-Effective Amendment No. 5 on Form N-4 (File No. 333-123035), filed via EDGAR on or about September 6, 2007.

(3)	Information Sharing Agreements pursuant to Rule 22c-2 are incorporated by reference to Form N-4 (File No. 033-87376), Post-Effective Amendment No. 29, filed via EDGAR on May 1, 2007.

(k)	Legal Opinion.

(1)	Opinion and Consent of Counsel of Kathleen A. McGah, Esq. is filed herewith.

(l)	Actuarial Opinion.

Not applicable.

(m)	Calculation.

Not applicable.

(n)	Other Opinions.

(1)	Consent of Independent Registered Public Accounting Firm is filed herewith.

(2)	Powers of Attorney, are incorporated by reference to Registrant’s Post-Effective Amendment No. 31 on Form N-6 (File No. 033-23251) filed via EDGAR on April 25, 2007.

(o)	Omitted Financial Statements.

Not applicable.

(p)	Initial Capital Agreements.

Not applicable.

(q)	Redeemability Exemption.

Not applicable.

Item 27.	Directors and Officers of the Depositor.

Name and Principal Business Address	Positions and Offices with Depositor
Sal H. Alfiero* Protective Industries, LLC Buffalo, NY	Director

Martin N. Baily The Brookings Institution Washington, DC	Director

Jean S. Blackwell Cummins Inc. Columbus, IN	Director

Peter C. Browning*	Director

Arthur P. Byrne J.W. Childs Associates Boston, MA	Director

Sanford Cloud, Jr.*	Director

Gordon J. Davis, Esq. LeBoeuf, Lamb, Greene & MacRae, LLP New York, NY	Director

John H. Forsgren*	Director

Ann Maynard Gray*	Director

John E. Haire*	Director

Jerry J. Jasinowski*	Director

Thomas S. Johnson*	Director

Dona D. Young*	Director, Chairman of the Board, President and Chief Executive Officer

Michael E. Haylon*	Senior Executive Vice President and Chief Financial Officer

Philip K. Polkinghorn*	Senior Executive Vice President and President, Life and Annuity

Tracy L. Rich*	Executive Vice President, General Counsel and Secretary

Daniel J. Moskey*	Vice President and Treasurer

Katherine P. Cody*	Senior Vice President and Chief Accounting Officer

James D. Wehr**	Senior Executive Vice President and Chief Investment Officer

*	The principal business address of this individual is One American Row, Hartford, CT 06103-2899

**	The principal business address of this individual is 56 Prospect Street, Hartford, CT 06103-2836

Item 28.	Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Phoenix Companies, Inc. (100%) Delaware

Phoenix Distribution Holding Company (100%) Connecticut

WS Griffith Advisors, Inc. (100%) Delaware

WS Griffith Securities, Inc. (100%) New York

Phoenix Investment Management Company (100%) Connecticut

Phoenix Investment Partners, Ltd. (100%) Delaware

DP Holdings, Ltd. (100%) New Brunswick, Canada

DPCM Holdings, Inc. (100%) Illinois

Duff & Phelps Investment Management Co. (100%) Illinois

Goodwin Capital Advisers, Inc. (100%) New York

Kayne Anderson Rudnick Investment Management, LLC (100%) California

Pasadena Capital Corporation (100%) California

Engemann Asset Management (100%) California

Phoenix Alternative Investment Advisers, Inc. (100%) Connecticut

Phoenix Equity Planning Corporation (100%) Connecticut

Phoenix Investment Counsel, Inc. (100%) Massachusetts

Phoenix/Zweig Advisers, LLC (100%) Delaware

Euclid Advisers, LLC (100%) New York

PXP Securities Corp. (100%) New York

Rutherford Financial Corporation (100%) Delaware

Rutherford, Brown & Catherwood, LLC (73.2%) Delaware

SCM Advisors, LLC (100%) California

Walnut Asset Management, LLC (70.6%) Delaware

Phoenix Life Insurance Company (100%) New York

Next Generation Ventures LLC (50%) Connecticut

Phoenix Life Separate Account B (100%) New York

Phoenix Life Separate Account C (100%) New York

Phoenix Life Separate Account D (100%) New York

Phoenix Life Variable Accumulation Account (100%) New York

Phoenix Life Variable Universal Life Account (100%) New York

PM Holdings, Inc. (100%) Connecticut

American Phoenix Life and Reassurance Company (100%) Connecticut

Phoenix Life and Reassurance Company of New York (100%) New York

Emprendimiento Compartido, S.A. (100%) Argentina

PFG Holdings, Inc. (100%) Pennsylvania

AGL Life Insurance Company (100%) Pennsylvania

PFG Distribution Company (100%) Delaware

Philadelphia Financial Group, Inc. (100%) Delaware

PHL Variable Insurance Company (100%) Connecticut

PHL Variable Accumulation Account (100%) Connecticut

PHLVIC Variable Universal Life Account (100%) Connecticut

Phoenix Founders, Inc. (100%) Connecticut

Phoenix International Capital Corporation (100%) Connecticut

Practicare, Inc. (100%) Delaware

Phoenix Life and Annuity Company (100%) Connecticut

Phoenix Life and Annuity Variable Universal Life Account (100%) Connecticut

Phoenix New England Trust Holding Company (100%) Connecticut

Phoenix Variable Advisors, Inc. (100%) Delaware

PML International Insurance Limited (100%) Bermuda

The Phoenix Edge Series Fund (0%) Massachusetts business trust

Phoenix National Trust Holding Company (100%) Connecticut

Only companies that file consolidated financial statements with the Securities and Exchange Commission (“SEC”) are The Phoenix Companies Inc. and Phoenix Life Insurance Company. In addition, PHL Variable Insurance Company and Phoenix Life and Annuity Company file individual financial statements with the SEC. For the remainder, except the separate accounts (defined as Phoenix Life Separate Account B, Phoenix Life Separate Account C, Phoenix Life Separate Account D, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account, and Phoenix Life and Annuity Variable Universal Life Account) all other entities are included in the consolidated financial statement, for The Phoenix Companies, Inc., but none file individual financial statements with the SEC.

Item 29.	Indemnification.

Section 722 of the New York Business Corporation Law, as made applicable to insurance companies by Section 108 of the New York Insurance Law, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.

Article VI, Section 6.1 of the Bylaws of the Depositor (as amended and restated effective February 2, 2006) provides that “To the full extent permitted by the laws of the State of New York, the Company shall indemnify any person made or threatened to be made a party to any action, proceeding or investigation, whether civil or criminal, by reason of the fact that such person, or such person’s testator or intestate:

(1)	is or was a Director, officer or employees of the Company; or

(2)	serves or served another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity at the request of the Company, and at the time of such services, was a director, officer or employee of the Company against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys’ fees, actually and necessarily incurred in connection with or as a result of such action, proceeding or investigation, or any appeal therein.

Subject to applicable law, the indemnification provided in this Article VI shall not be deemed to be exclusive of any other rights to which a director, officer or employee of the Company seeking indemnification may be entitled.”

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.	Principal Underwriter.

1.	Phoenix Equity Planning Corporation (“PEPCO”)

(a)	PEPCO serves as the principal underwriter for the following entities:

Phoenix Adviser Trust, Phoenix Asset Trust, Phoenix Equity Series Fund, Phoenix Equity Trust, Phoenix Insight Funds Trust, Phoenix Institutional Mutual Funds, Phoenix Investment Series Fund, Phoenix Investment Trust 06, Phoenix Investment Trust 97, Phoenix Multi-Portfolio Fund, Phoenix Opportunities Trust, Phoenix PHOLIOsSM, Phoenix Series Fund, Phoenix Strategic Equity Series Fund, The Phoenix Edge Series Fund, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account and PHL Variable Separate Account MVA1.

(b)	Directors and Executive Officers of PEPCO

Name	Position
George R. Aylward, Jr.**	Director, Executive Vice President
John H. Beers*	Vice President and Secretary
John R. Flores*	Vice President and Anti-Money Laundering Officer
Stephen D. Gresham**	Director, Senior Vice President
Michael E. Haylon*	Director
David C. Martin*	Vice President and Chief Compliance Officer
David R. Pellerin*	Vice President and Chief Financial Officer
Philip R. Polkinghorn*	Executive Vice President
Francis G. Waltman**	Director, President

*	The business address of this individual is One American Row, Hartford, CT 06103-2899

**	The business address of this individual is 56 Prospect Street, Hartford, CT 06103-2836

(c)	PEPCO received no compensation from the Registrant during the last fiscal year for sales of the contract.

Item 31.	Location of Accounts and Records.

The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules under it are maintained at the administrative offices of Phoenix Life Insurance Company located at One American Row, Hartford, CT 06103-2899.

Item 32.	Management Services.

Under a contract with Phoenix Life Insurance Company (“PLIC”), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the policy owner, for use in conjunction with the policy. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:

Year	Fee Paid
2006	$101,000
2005	$86,000
2004	$98,275

Item 33.	Fee Representation.

Pursuant to Section 26(f) of the Investment Company Act of 1940, as amended, Phoenix Life Insurance Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by Phoenix Life Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 5 to registration statement under Rule 485(b) under the Securities Act and has caused this Post-Effective Amendment No. 5 to registration statement No. 333-119919 to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and State of Connecticut on this 7th day of September, 2007.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
(Registrant)

By:
*Dona D. Young, Chairman of the Board, President and Chief Executive Officer

PHOENIX LIFE INSURANCE COMPANY
(Depositor)

By:
*Dona D. Young, Chairman of the Board, President and Chief Executive Officer

By:	/s/ Kathleen A. McGah
*Kathleen A. McGah, as Attorney-in-Fact pursuant to Powers of Attorney.

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on this 7th day of September 2007.

Signature	Title

*Sal H. Alfiero	Director

*Martin N. Baily	Director

*Jean S. Blackwell	Director

*Peter C. Browning	Director

*Arthur P. Byrne	Director

*Sanford Cloud, Jr.	Director

*Gordon J. Davis	Director

*John H. Forsgren	Director

S-1

Signature	Title

*Ann Maynard Gray	Director

*John E. Haire	Director

*Jerry J. Jasinowski	Director

*Thomas S. Johnson	Director

*Dona D. Young	Director, Chairman of the Board, President and Chief Executive Officer

*Michael E. Haylon	Senior Executive Vice President and Chief Financial Officer

*Katherine P. Cody	Senior Vice President and Chief Accounting Officer

By:	/s/ Kathleen A. McGah
*Kathleen A. McGah, as Attorney-in-Fact pursuant to Powers of Attorney.

S-2